Note 11 - Income Taxes (Details Textual) Pure in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Effective Income Tax Rate Reconciliation, Percent, Total	0.00%	0.00%	0.00%	0.00%